Quarterly Report
May 31, 2020
MFS®  Core Equity Fund

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace – 2.8%
CACI International, Inc., “A” (a)	25,554	$6,408,432
Curtiss-Wright Corp.	67,587	6,778,976
Honeywell International, Inc.	234,422	34,190,449
L3Harris Technologies, Inc.	97,529	19,452,159
Northrop Grumman Corp.	55,361	18,557,007
PAE, Inc. (a)	1,585,991	14,908,316
Raytheon Technologies Corp.	22,789	1,470,346
		$101,765,685
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	62,958	$10,872,847
Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	90,528	$8,924,250
Skechers USA, Inc., “A” (a)	167,305	5,239,993
		$14,164,243
Automotive – 0.6%
Aptiv PLC	170,409	$12,840,318
LKQ Corp. (a)	374,165	10,274,571
		$23,114,889
Biotechnology – 0.6%
Adaptive Biotechnologies Corp. (a)	78,836	$3,050,953
Illumina, Inc. (a)	54,120	19,648,266
		$22,699,219
Broadcasting – 0.6%
Netflix, Inc. (a)	54,681	$22,951,256
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp.	1,015,793	$36,477,126
NASDAQ, Inc.	196,971	23,333,185
		$59,810,311
Business Services – 3.7%
Accenture PLC, “A”	57,682	$11,629,845
Amdocs Ltd.	137,936	8,587,896
Clarivate Analytics PLC (a)	1,221,189	27,953,016
Fidelity National Information Services, Inc.	153,045	21,247,237
Fiserv, Inc. (a)	157,878	16,856,634
Global Payments, Inc.	117,859	21,154,512
Verisk Analytics, Inc., “A”	169,706	29,304,832
		$136,733,972
Cable TV – 1.3%
Cable One, Inc.	2,728	$5,147,436
Comcast Corp., “A”	121,020	4,792,392
Liberty Broadband Corp. (a)	271,251	37,058,312
		$46,998,140
Chemicals – 0.5%
Element Solutions, Inc. (a)	1,004,187	$10,935,596
FMC Corp.	76,183	7,497,169
		$18,432,765

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 9.3%
Adobe Systems, Inc. (a)	145,285	$56,167,181
Cadence Design Systems, Inc. (a)	224,686	20,511,585
Everbridge, Inc. (a)	121,504	17,771,175
Microsoft Corp.	1,039,454	190,479,946
Ping Identity Holding Corp. (a)	36,153	1,023,491
Salesforce.com, Inc. (a)	321,218	56,145,694
		$342,099,072
Computer Software - Systems – 7.0%
Apple, Inc. (s)	592,504	$188,380,722
EPAM Systems, Inc. (a)	51,667	11,916,477
Rapid7, Inc. (a)	187,591	9,171,324
ServiceNow, Inc. (a)	66,468	25,784,931
Square, Inc., “A” (a)	104,939	8,508,454
Zebra Technologies Corp., “A” (a)	46,883	12,251,466
		$256,013,374
Construction – 1.4%
AvalonBay Communities, Inc., REIT	88,409	$13,792,688
D.R. Horton, Inc.	80,739	4,464,867
Masco Corp.	278,119	12,974,251
Otis Worldwide Corp.	165,056	8,690,198
Vulcan Materials Co.	91,299	9,889,508
		$49,811,512
Consumer Products – 1.5%
Colgate-Palmolive Co.	241,063	$17,436,087
Energizer Holdings, Inc.	50,445	2,213,526
Kimberly-Clark Corp.	112,581	15,923,457
Procter & Gamble Co.	160,475	18,602,262
		$54,175,332
Consumer Services – 0.4%
Bright Horizons Family Solutions, Inc. (a)	52,509	$5,874,707
Grand Canyon Education, Inc. (a)	105,190	10,265,492
		$16,140,199
Containers – 0.2%
Ball Corp.	125,821	$8,966,004
Electrical Equipment – 1.7%
AMETEK, Inc.	262,337	$24,058,926
Fortive Corp.	156,453	9,540,504
HD Supply Holdings, Inc. (a)	267,507	8,482,647
Sensata Technologies Holding PLC (a)	352,319	12,560,173
TE Connectivity Ltd.	90,924	7,387,575
		$62,029,825
Electronics – 3.3%
Applied Materials, Inc.	225,465	$12,666,624
Intel Corp.	811,119	51,043,718
Monolithic Power Systems, Inc.	29,376	6,161,616
NXP Semiconductors N.V.	184,120	17,693,932
Silicon Laboratories, Inc. (a)	28,389	2,658,914
Texas Instruments, Inc.	265,610	31,538,531
		$121,763,335

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.0%
ConocoPhillips	289,398	$12,206,808
Diamondback Energy, Inc.	85,122	3,624,495
Pioneer Natural Resources Co.	62,121	5,690,283
Valero Energy Corp.	247,686	16,505,795
		$38,027,381
Energy - Integrated – 1.2%
Chevron Corp.	464,866	$42,628,212
Engineering - Construction – 0.2%
KBR, Inc.	236,394	$5,543,439
Food & Beverages – 2.6%
Archer Daniels Midland Co.	231,761	$9,110,525
Coca-Cola Co.	140,735	6,569,510
Coca-Cola European Partners PLC	133,788	5,043,808
Hostess Brands, Inc. (a)	452,286	5,461,353
J.M. Smucker Co.	57,853	6,591,192
Mondelez International, Inc.	460,190	23,985,103
Nomad Foods Ltd. (a)	171,033	3,622,479
PepsiCo, Inc.	262,233	34,496,751
		$94,880,721
Food & Drug Stores – 1.5%
Grocery Outlet Holding Corp. (a)	289,703	$10,663,967
Wal-Mart Stores, Inc.	361,010	44,786,901
		$55,450,868
Gaming & Lodging – 0.6%
Marriott International, Inc., “A”	148,807	$13,169,420
Wyndham Hotels & Resorts, Inc.	218,968	10,057,200
		$23,226,620
General Merchandise – 0.9%
Dollar General Corp.	166,221	$31,832,984
Ollie's Bargain Outlet Holdings, Inc. (a)	20,654	1,888,808
		$33,721,792
Health Maintenance Organizations – 1.8%
Cigna Corp.	168,246	$33,198,301
Humana, Inc.	79,659	32,711,968
		$65,910,269
Insurance – 3.7%
AON PLC	360,476	$70,995,748
Assurant, Inc.	97,221	9,972,930
Chubb Ltd.	165,673	20,202,166
Everest Re Group Ltd.	26,114	5,181,279
Hartford Financial Services Group, Inc.	242,544	9,287,010
MetLife, Inc.	223,493	8,047,983
Reinsurance Group of America, Inc.	46,446	4,214,974
Third Point Reinsurance Ltd. (a)	848,663	6,263,133
		$134,165,223
Internet – 4.9%
Alphabet, Inc., “A” (a)(s)	75,834	$108,709,556
Facebook, Inc., “A” (a)	317,691	71,509,067
		$180,218,623

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.7%
Electronic Arts, Inc. (a)	205,307	$25,228,124
Machinery & Tools – 1.3%
Carrier Global Corp. (a)	289,241	$5,920,763
Deere & Co.	42,498	6,464,796
Eaton Corp. PLC	126,602	10,748,510
IDEX Corp.	23,938	3,814,999
Ingersoll Rand, Inc. (a)	190,835	5,381,547
Roper Technologies, Inc.	43,209	17,015,704
		$49,346,319
Major Banks – 3.1%
Bank of America Corp.	1,215,767	$29,324,300
Goldman Sachs Group, Inc.	248,616	48,850,558
PNC Financial Services Group, Inc.	200,476	22,862,283
Wells Fargo & Co.	420,229	11,123,462
		$112,160,603
Medical & Health Technology & Services – 1.9%
HMS Holdings Corp. (a)	310,234	$9,691,710
Laboratory Corp. of America Holdings (a)	20,802	3,647,007
McKesson Corp.	159,485	25,305,485
PRA Health Sciences, Inc. (a)	213,993	22,148,275
Premier, Inc., “A” (a)	203,996	7,097,021
		$67,889,498
Medical Equipment – 4.2%
Agilent Technologies, Inc.	216,275	$19,062,479
Becton, Dickinson and Co.	72,464	17,893,536
Boston Scientific Corp. (a)	789,724	30,001,615
Danaher Corp.	123,381	20,556,508
DexCom, Inc. (a)	11,933	4,514,373
Masimo Corp. (a)	27,103	6,509,870
Medtronic PLC	420,206	41,423,907
STERIS PLC	80,415	13,340,044
		$153,302,332
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc. (a)	150,949	$6,694,588
Enterprise Products Partners LP	386,546	7,383,029
		$14,077,617
Network & Telecom – 0.6%
Equinix, Inc., REIT	29,266	$20,416,840
Oil Services – 0.2%
Cactus, Inc., “A”	104,057	$1,985,408
National Oilwell Varco, Inc.	463,879	5,784,571
		$7,769,979
Other Banks & Diversified Financials – 4.5%
Bank OZK	351,748	$7,910,813
Northern Trust Corp.	122,024	9,641,116
Prosperity Bancshares, Inc.	56,102	3,668,510
S&P Global, Inc.	46,239	15,028,600
SVB Financial Group (a)	20,227	4,343,748
Truist Financial Corp.	842,853	31,000,133
U.S. Bancorp	539,624	19,189,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	387,385	$75,633,047
		$166,414,997
Pharmaceuticals – 7.0%
Eli Lilly & Co.	347,215	$53,106,534
Johnson & Johnson	584,476	86,940,805
Merck & Co., Inc.	814,453	65,742,646
Zoetis, Inc.	369,317	51,479,097
		$257,269,082
Pollution Control – 0.3%
Waste Connections, Inc.	112,785	$10,606,301
Railroad & Shipping – 1.1%
Canadian National Railway Co.	139,522	$12,004,473
Canadian Pacific Railway Ltd.	79,352	19,810,227
Kansas City Southern Co.	60,092	9,045,048
		$40,859,748
Real Estate – 1.9%
EPR Properties, REIT	822,370	$25,962,221
Industrial Logistics Properties Trust, REIT	598,968	11,230,650
Lexington Realty Trust, REIT	543,108	5,279,010
STORE Capital Corp., REIT	433,963	8,392,844
Sun Communities, Inc., REIT	36,059	4,946,934
W.P. Carey, Inc., REIT	251,461	15,065,029
		$70,876,688
Restaurants – 1.2%
Dunkin Brands Group, Inc.	139,845	$8,931,900
Starbucks Corp.	373,886	29,159,369
Texas Roadhouse, Inc.	104,666	5,426,932
		$43,518,201
Specialty Chemicals – 1.5%
Air Products & Chemicals, Inc.	27,806	$6,719,320
Axalta Coating Systems Ltd. (a)	942,836	21,788,940
Corteva, Inc.	288,621	7,882,240
DuPont de Nemours, Inc.	261,496	13,265,692
Univar Solutions, Inc. (a)	281,827	4,357,045
		$54,013,237
Specialty Stores – 6.2%
Amazon.com, Inc. (a)(s)	65,013	$158,785,801
Burlington Stores, Inc. (a)	34,481	7,229,631
Home Depot, Inc.	75,372	18,728,435
Ross Stores, Inc.	105,567	10,235,776
Target Corp.	248,592	30,410,259
		$225,389,902
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT	138,081	$35,648,372
T-Mobile U.S., Inc. (a)	112,008	11,205,280
		$46,853,652
Telephone Services – 1.5%
Verizon Communications, Inc.	948,031	$54,398,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.5%
Philip Morris International, Inc.	241,162	$17,691,644
Trucking – 0.2%
Forward Air Corp.	118,891	$5,906,505
Utilities - Electric Power – 3.1%
American Electric Power Co., Inc.	278,113	$23,709,133
CenterPoint Energy, Inc.	384,184	6,830,791
CenterPoint Energy, Inc.(a)(n)(u)	208,699	3,426,184
DTE Energy Co.	53,105	5,712,505
Duke Energy Corp.	42,110	3,605,879
Evergy, Inc.	208,693	12,874,271
Exelon Corp.	308,912	11,834,419
NextEra Energy, Inc.	104,557	26,720,587
Southern Co.	110,244	6,291,625
Xcel Energy, Inc.	210,454	13,685,824
		$114,691,218
Total Common Stocks		$3,600,995,634
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.19% (v)	60,588,549	$60,594,608
Securities Sold Short – (0.6)%
Medical & Health Technology & Services – (0.3)%
Healthcare Services Group, Inc.	(531,996)	$(12,725,344)
Telecommunications - Wireless – (0.2)%
Crown Castle International Corp., REIT	(44,300)	$(7,626,688)
Trucking – (0.1)%
XPO Logistics, Inc.	(25,219)	$(1,987,510)
Total Securities Sold Short		$(22,339,542)

Other Assets, Less Liabilities – 0.7%		24,260,119
Net Assets – 100.0%		$3,663,510,819
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $60,594,608 and $3,600,995,634, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,426,184, representing 0.1% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At May 31, 2020, the fund had cash collateral of $2,184,415 and other liquid securities with an aggregate value of $43,749,879 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,500,835,214	$—	$3,426,184	$3,504,261,398
Canada	42,421,001	—	—	42,421,001
United Kingdom	36,619,303	—	—	36,619,303
Netherlands	17,693,932	—	—	17,693,932
Mutual Funds	60,594,608	—	—	60,594,608
Total	$3,658,164,058	$—	$3,426,184	$3,661,590,242
Securities Sold Short	$(22,339,542)	$—	$—	$(22,339,542)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/19	$—
Change in unrealized appreciation or depreciation	70,304
Purchases	3,355,880
Balance as of 5/31/20	$3,426,184
The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2020 is $70,304. At May 31, 2020, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$36,346,848	$590,660,912	$566,409,564	$(594)	$(2,994)	$60,594,608
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$539,643	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.